INCOME TAXES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 17,856,000	$ 17,721,000
Research and development tax credit carryforward	2,257,000	2,252,000
Charitable contribution carryforward	3,000	3,000
Accrued expenses and deferred revenue	565,000	164,000
Amortization	2,000	2,000
Depreciation	1,000	2,000
Non-cash share based compensation	1,083,000	1,044,000
Deferred Tax Assets, Gross	21,767,000	21,188,000
Less - valuation allowance	(21,767,000)	(21,188,000)
Net deferred tax asset	$ 0	$ 0